Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
ASSETS
Right-of-use assets	$ 222,637	$ 225,672
Rental deposit	59,247	45,463
Total non-current assets	281,884	271,135
Trade receivables, net	2,495,302	1,394,545
Contract assets		750
Other receivables, deposit and prepayment	10,073,821	1,066,191
Restricted bank balance	383,400	399,400
Cash and cash equivalents	1,850,673	3,111,141
Total current assets	14,803,196	5,972,027
LIABILITIES
Trade payables	(637,680)	(200,660)
Other payables and accruals	(2,724,912)	(706,874)
Deferred revenues	(611,260)	(505,424)
Due to a related company		(34,579)
Lease liabilities, current	(181,091)	(126,808)
Total current liabilities	(4,154,943)	(1,574,345)
Lease liabilities, net of current portion	(48,293)	(110,867)
Total non-current liabilities	(48,293)	(110,867)
Net current assets	10,648,253	4,397,682
Net assets	10,881,844	4,557,950
EQUITY
Share capital	10,098	1,150
Share premium	54,608,823	25,689,436
Capital reserve	5,126,150	5,126,150
Warrant reserve	61,886,200	79,263,200
Exchange reserve	(3,910)	(1,651)
Share option reserve	1,730,804	1,076,345
Accumulated losses	(112,476,321)	(106,596,680)
Total equity	$ 10,881,844	$ 4,557,950